May 8, 2008

DREYFUS PREMIER INVESTMENT FUNDS, INC. -Dreyfus Premier Large Cap Equity Fund

Supplement to Prospectus dated March 31, 2008

The fund’s prospectus is to be used only in connection with the Combined
Prospectus/Proxy Statement sent to shareholders of BNY Hamilton Large Cap Equity
Fund in respect of the proposed reorganization of that fund.

May 8, 2008

DREYFUS PREMIER INVESTMENT FUNDS, INC. -Dreyfus Premier Large Cap Growth Fund

Supplement to Prospectus dated March 31, 2008

The fund’s prospectus is to be used only in connection with the Combined
Prospectus/Proxy Statement sent to shareholders of BNY Hamilton Large Cap Growth
Fund in respect of the proposed reorganization of that fund.

May 8, 2008

DREYFUS PREMIER INVESTMENT FUNDS, INC. -Dreyfus Premier Large Cap Value Fund

Supplement to Prospectus dated March 31, 2008

The fund’s prospectus is to be used only in connection with the Combined
Prospectus/Proxy Statement sent to shareholders of BNY Hamilton Large Cap Value
Fund in respect of the proposed reorganization of that fund.

May 8, 2008

DREYFUS PREMIER INVESTMENT FUNDS, INC. -Dreyfus Premier Global Real Estate Securities Fund

Supplement to Prospectus dated March 31, 2008

The fund’s prospectus is to be used only in connection with the Combined
Prospectus/Proxy Statement sent to shareholders of BNY Hamilton Global Real Estate
Securities Fund in respect of the proposed reorganization of that fund.

May 8, 2008

DREYFUS PREMIER INVESTMENT FUNDS, INC. -Dreyfus Enhanced Income Fund

Supplement to Prospectus dated March 31, 2008

The fund’s prospectus is to be used only in connection with the Combined
Prospectus/Proxy Statement sent to shareholders of BNY Hamilton Enhanced Income
Fund in respect of the proposed reorganization of that fund.